Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 97,621	$ 113,577
Restricted cash - current (note 4)	33,096	34,160
Accounts receivable, including non-trade of $13,636 (2012 - $11,654) (note 10)	14,404	13,408
Prepaid expenses	8,141	5,836
Current portion of derivative assets (note 10)	18,306	17,212
Current portion of net investments in direct financing leases (note 4)	6,928	6,656
Advances to affiliates (note 9b)	3,421	13,864
Total current assets	181,917	204,713
Restricted cash - long-term (note 4)	495,084	494,429
Vessels and equipment
At cost, less accumulated depreciation of $382,063 (2012 - $351,092)	1,275,120	1,286,957
Vessels under capital leases, at cost, less accumulated depreciation of $144,636 (2012 - $133,228)	612,633	624,059
Advances on newbuilding contracts (note 11a)	39,097	38,624
Total vessels and equipment	1,926,850	1,949,640
Investment in and advances to equity accounted joint ventures (notes 5, 6, 9d, 9e and 9f)	627,477	409,735
Net investments in direct financing leases (note 4)	393,225	396,730
Advances to joint venture partner (note 6)	14,004	14,004
Other assets	26,573	25,233
Derivative assets (note 10)	89,685	145,347
Intangible assets - net	103,064	109,984
Goodwill - liquefied gas segment	35,631	35,631
Total assets	3,893,510	3,785,446
Current
Accounts payable	3,925	2,178
Accrued liabilities (note 10)	41,300	38,134
Unearned revenue	8,645	19,417
Current portion of long-term debt (note 7)	87,079	86,489
Current obligations under capital lease (note 4)	160,284	70,272
Current portion of derivative liabilities (note 10)	69,903	48,046
Advances from affiliates (note 9b)	17,739	12,083
Total current liabilities	388,875	276,619
Long-term debt (note 7)	1,477,856	1,326,864
Long-term obligations under capital lease (note 4)	472,440	567,302
Long-term unearned revenue	37,244	38,570
Other long-term liabilities (notes 4 and 5)	73,455	73,568
Derivative liabilities (note 10)	159,320	248,249
Total liabilities	2,609,190	2,531,172
Commitments and contingencies (notes 4, 5, 7, 10 and 11)
Equity
Non-controlling interest	47,317	41,294
Partners' equity	1,237,003	1,212,980
Total equity	1,284,320	1,254,274
Total liabilities and total equity	$ 3,893,510	$ 3,785,446